Total Income Taxes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Income from continuing operations	¥ 238,067	¥ 307,979	¥ 323,059
Other comprehensive income (loss)	15,238	20,025	23,828
Total income taxes	¥ 253,305	¥ 328,004	¥ 346,887